Currency translation rates (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
1 CHF
Foreign Exchange Rates [Line Items]
Closing exchange rate	1.26	1.10
Average rate	1.21	1.13	1.11
1 EUR
Foreign Exchange Rates [Line Items]
Closing exchange rate	1.17	1.04
Average rate	1.13	1.08	1.08
1 GBP
Foreign Exchange Rates [Line Items]
Closing exchange rate	1.35	1.25
Average rate	1.33	1.28	1.25
100 JPY
Foreign Exchange Rates [Line Items]
Closing exchange rate	0.64	0.63
Average rate	0.67	0.66	0.71